PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022 1
Municipal Bonds 98 .5%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 1.2%
County of Jefferson AL Sewer Revenue,
Series E
Revenue Bonds
0.000%, 10/01/33
(a)
250,000 117,925
0.000%, 10/01/34
(a)
225,000 97,761
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/38 525,000 576,792
Sumter County Industrial Development
Authority
(Mandatory Put 07/15/32)
Revenue Bonds
6.000%, 07/15/52 750,000 764,595
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 256,127
4.000%, 09/01/36 525,000 539,455
Total Alabama 2,352,655
Alaska 0.1%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 107,759
Arizona 1.1%
Arizona Health Facilities Authority
Series A
Revenue Bonds
5.000%, 12/01/39 470,000 489,557
Arizona Industrial Development Authority
Series A
Revenue Bonds
3.000%, 02/01/45 110,000 91,760
City of Mesa AZ Utility System Revenue
Revenue Bonds
3.250%, 07/01/29 150,000 153,258
City of Phoenix Civic Improvement Corp.
Revenue Bonds
4.000% 07/01/28, Series B 150,000 156,541
5.000% 07/01/36, Series D 215,000 235,504
Maricopa County Industrial Development
Authority, Series A
Revenue Bonds
5.000%, 01/01/35 315,000 340,596
4.000%, 01/01/38 220,000 221,870
Maricopa County Special Health Care
District
Series C
5.000%, 07/01/31 510,000 582,967
Total Arizona 2,272,053
California 0.1%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 126,538
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Colorado 2.8%
Adams 12 Five Star Schools
Series B
5.000%, 12/15/27 155,000 174,026
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 100,115
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/26 270,000 297,938
5.000%, 12/01/27 160,000 179,417
5.000%, 11/15/29 325,000 369,165
5.000%, 12/01/29 555,000 629,335
5.000%, 12/01/30 150,000 173,874
Colorado Health Facilities Authority
Revenue Bonds
5.000% 08/01/35, Series A-2 200,000 220,070
4.000% 08/01/38, Series A-1 225,000 225,213
5.000% 11/01/39, Series A 180,000 196,326
5.000% 11/15/41, Series A 250,000 280,374
5.000% 01/01/44, Series A 385,000 402,597
5.000% 08/01/44, Series A-2 200,000 213,990
5.000% 11/01/44, Series A 700,000 757,697
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 229,300
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 92,941
State of Colorado
Revenue Bonds
4.000% 03/15/30, Series L 250,000 270,688
5.000% 12/15/33, Series A 150,000 175,610
4.000% 12/15/36, Series A 500,000 519,585
3.000% 12/15/37, Series A 250,000 234,999
Total Colorado 5,743,260
Connecticut 3.5%
Connecticut Housing Finance Authority
Revenue Bonds
2.875% 11/15/30, Series A-1 175,000 175,517
2.000% 11/15/36, Series B-3 250,000 202,009
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 320,000 357,104
5.000% 07/01/33, Series A 235,000 264,560
5.000% 07/01/35, Series A 265,000 294,736
4.000% 07/01/38, Series A 200,000 194,891
3.000% 07/01/39, Series A 345,000 277,045
5.000% 12/01/45 275,000 290,635
State of Connecticut Clean Water Fund -
State Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/27 225,000 243,591
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 08/01/28, Series A 450,000 491,192

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
2 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 01/01/29, Series A 340,000 391,533
5.000% 09/01/30, Series A 325,000 363,693
5.000% 10/01/31, Series B 125,000 144,345
5.000% 01/01/33, Series A 260,000 296,366
5.000% 05/01/33, Series A 465,000 551,686
5.000% 08/01/34, Series A 345,000 374,730
5.000% 09/01/34, Series A 175,000 185,556
5.000% 05/01/35, Series A 450,000 526,204
4.000% 05/01/36, Series A 535,000 563,531
5.000% 11/01/36, Series D 750,000 873,026
Total Connecticut 7,061,950
Delaware 0.5%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 200,000 202,910
5.000%, 10/01/40 715,000 785,924
5.000%, 10/01/45 125,000 135,819
Total Delaware 1,124,653
District of Columbia 2.0%
District of Columbia
Revenue Bonds
5.000%, 04/01/33 470,000 516,787
5.000%, 04/01/36 450,000 486,410
4.000%, 07/15/40 130,000 130,230
5.000%, 07/15/40 140,000 146,229
District of Columbia Water & Sewer
Authority
Series A
Revenue Bonds
5.000%, 10/01/29 250,000 277,301
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/29, Series A 125,000 132,367
5.000% 10/01/30 200,000 223,256
5.000% 10/01/30, Series A 750,000 865,672
5.000% 10/01/32, Series A 350,000 404,617
5.000% 10/01/33, Series A 450,000 513,610
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(a)
130,000 99,951
0.000% 10/01/37, Series A
(a)
500,000 242,672
Total District of Columbia 4,039,102
Florida 6.1%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 164,548
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 140,531
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 153,722
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Central Florida Expressway Authority
Series D
Revenue Bonds
5.000%, 07/01/34 645,000 755,819
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/28 125,000 142,757
5.000%, 10/01/31 225,000 255,094
5.000%, 10/01/32 125,000 141,486
City of Port St Lucie FL Utility System
Revenue
Revenue Bonds
5.000%, 09/01/29 285,000 319,106
4.000%, 09/01/30 250,000 267,289
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 177,032
4.000%, 07/01/39 500,000 505,847
County of Miami-Dade FL Aviation Revenue
Revenue Bonds
5.000% 10/01/32 205,000 213,958
5.000% 10/01/32, Series A 250,000 262,028
5.000% 10/01/33, Series A 500,000 520,203
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.000% 10/01/25 315,000 345,816
5.000% 10/01/30, Series B 250,000 273,765
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 250,000 238,746
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 205,520
4.000% 06/01/36, Series A
(b)
400,000 353,453
4.000% 06/01/41, Series A
(b)
200,000 165,441
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 286,539
5.000%, 10/01/27 255,000 285,503
4.000%, 10/01/35 275,000 279,292
Hillsborough County Industrial
Development Authority
Series A
Revenue Bonds
4.000%, 10/01/43 165,000 165,240
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 172,591
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 555,000 635,583
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 212,129

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Orange County Health Facilities Authority,
Series A
Revenue Bonds
5.000%, 10/01/37 100,000 106,375
5.000%, 10/01/39 100,000 106,382
Palm Beach County School District
Revenue Bonds
5.000% 08/01/27, Series D 350,000 382,229
5.000% 08/01/28, Series B 360,000 418,298
5.000% 08/01/30, Series D 685,000 747,373
School Board of Miami-Dade County (The)
Revenue Bonds
5.000% 05/01/28, Series B 670,000 725,033
5.000% 05/01/30, Series A 195,000 206,910
5.000% 11/01/31, Series D 145,000 154,729
5.000% 05/01/32, Series A 135,000 145,841
School District of Broward County
Revenue Bonds
5.000% 07/01/29, Series B 1,000,000 1,087,377
5.000% 07/01/34, Series A 250,000 285,136
South Broward Hospital District
Series A
Revenue Bonds
3.500%, 05/01/39 200,000 191,274
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 165,134
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 212,110
Total Florida 12,573,239
Georgia 2.3%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 493,566
City of Atlanta GA Airport Passenger
Facility Charge
Series C
Revenue Bonds
5.000%, 07/01/36 200,000 224,730
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.000%, 11/01/27 190,000 206,602
5.750%, 11/01/29 200,000 247,918
Gainesville & Hall County Hospital
Authority, Series A
Revenue Bonds
5.000%, 02/15/36 500,000 533,913
5.000%, 02/15/42 805,000 848,652
George L Smith II Congress Center
Authority
Series A
Revenue Bonds
2.375%, 01/01/31 200,000 185,317
Gwinnett County School District
5.000%, 02/01/27 200,000 216,353
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 200,000 219,310
State of Georgia
4.000% 02/01/26, Series A-2 215,000 222,760
5.000% 02/01/27, Series A 200,000 221,869
5.000% 02/01/28, Series A-2 500,000 568,884
5.000% 07/01/28, Series F 460,000 522,215
Total Georgia 4,712,089
Hawaii 0.8%
City & County of Honolulu
Series A
5.000%, 10/01/29 350,000 384,192
State of Hawaii
5.000% 01/01/26 500,000 553,837
5.000% 08/01/26, Series EO 200,000 213,143
5.000% 10/01/27, Series FH 150,000 169,014
State of Hawaii Airports System Revenue
Series A
Revenue Bonds
5.000%, 07/01/33 350,000 393,328
Total Hawaii 1,713,514
Idaho 0.1%
Idaho Health Facilities Authority
Series A
Revenue Bonds
5.000%, 03/01/44 120,000 123,597
Illinois 8.7%
Chicago Board of Education
0.000% 12/01/29, Series A
(a)
185,000 144,768
5.000% 12/01/30, Series A 150,000 161,859
0.000% 12/01/31, Series A
(a)
355,000 256,220
0.000% 12/01/31, Series B-1
(a)
220,000 158,784
5.000% 12/01/33, Series A 850,000 915,288
5.000% 12/01/34, Series A 350,000 374,756
5.250% 12/01/35, Series C 130,000 133,303
4.000% 12/01/36, Series B 1,200,000 1,178,418
5.000% 12/01/36, Series A 300,000 316,633
5.000% 12/01/38, Series A 400,000 421,547
5.250% 12/01/39, Series C 235,000 241,329
5.000% 12/01/41, Series A 250,000 260,725
5.000% 12/01/42, Series A 200,000 200,136
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 194,115
Chicago Midway International Airport
Series A
Revenue Bonds
5.000%, 01/01/30 500,000 515,292
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/28, Series B 555,000 594,814
5.000% 01/01/31, Series B 450,000 481,430
5.000% 01/01/33, Series A 550,000 577,976
5.000% 01/01/33, Series B 330,000 362,898
5.000% 01/01/34, Series B 675,000 736,326
5.000% 01/01/34, Series C 500,000 532,484
5.000% 01/01/35, Series B 350,000 371,100

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
4 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Chicago
0.000% 01/01/31, Series C
(a)
320,000 234,169
4.000% 01/01/34, Series B 188,000 189,049
City of Chicago IL Wastewater
Transmission Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 239,023
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 180,000 197,154
Illinois Finance Authority
Revenue Bonds
4.000% 01/01/25 340,000 357,760
5.000% 07/01/28 115,000 129,813
5.000% 07/01/31 140,000 157,778
5.000% 08/15/33, Series A 250,000 285,139
4.000% 08/15/37, Series A 500,000 507,008
4.125% 11/15/37, Series A 235,000 234,067
4.000% 08/15/41, Series A 600,000 603,095
4.125% 05/01/45 170,000 166,033
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 1,023,848
5.000% 01/01/31, Series C 150,000 176,990
4.000% 12/01/31, Series A 210,000 220,170
5.000% 12/01/31, Series A 435,000 478,282
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/28
(a)
100,000 82,904
0.000% 12/15/29, Series A
(a)
160,000 124,918
0.000% 06/15/30
(a)
370,000 283,926
0.000% 06/15/30, Series A
(a)
415,000 317,563
0.000% 06/15/36, Series A
(a)
540,000 318,258
0.000% 12/15/36, Series A
(a)
750,000 398,815
0.000% 12/15/41, Series B
(a)
280,000 114,891
5.000% 06/15/42, Series B 1,000,000 1,068,231
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 207,063
State of Illinois
4.000% 06/01/33 100,000 100,767
4.000% 03/01/39, Series A 200,000 196,982
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 225,051
Total Illinois 17,768,948
Indiana 0.4%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 139,065
Indiana Finance Authority
Revenue Bonds
3.000% 11/01/30, Series A 150,000 141,220
4.000% 11/01/33, Series C 100,000 102,616
5.000% 12/01/35, Series A 150,000 162,318
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 112,184
St Joseph County Hospital Authority
Series C
Revenue Bonds
4.000%, 08/15/44 240,000 240,485
Total Indiana 897,888
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
5.000% 08/01/31 500,000 569,266
2.250% 01/01/32, Series D 150,000 139,354
5.000% 05/15/43, Series A 160,000 158,762
Total Iowa 867,382
Kansas 0.1%
Kansas Development Finance Authority
Series A
Revenue Bonds
5.000%, 05/01/28 190,000 194,811
Kentucky 0.8%
County of Christian
Revenue Bonds
5.375%, 02/01/36 250,000 261,902
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 314,051
4.000%, 10/01/35 1,000,000 1,010,069
Total Kentucky 1,586,022
Louisiana 0.4%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 275,000 265,073
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 147,883
State of Louisiana
5.000% 08/01/25, Series C 220,000 234,632
5.000% 08/01/27, Series B 230,000 257,634
Total Louisiana 905,222
Maine 0.3%
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 500,000 496,504
Maine State Housing Authority
Series B
Revenue Bonds
3.450%, 11/15/34 100,000 98,439
Total Maine 594,943
Maryland 2.8%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 78,014

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
County of Howard
Series B
5.000%, 02/15/28 225,000 255,484
County of Montgomery
Series A
5.000%, 11/01/26 150,000 169,426
County of Prince George's
Series A
4.000%, 07/15/30 150,000 164,628
Maryland Community Development
Administration
Revenue Bonds
0.900% 03/01/27, Series B 250,000 230,451
2.200% 09/01/36, Series C 350,000 303,118
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/41 165,000 165,308
5.000% 08/15/41, Series A 100,000 102,763
5.000% 05/15/45, Series A 250,000 268,571
5.500% 01/01/46, Series A 750,000 789,120
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 113,207
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 152,145
3.000%, 03/01/30 310,000 312,181
Montgomery County Housing
Opportunities Commission
Series A-2 (Mandatory Put 01/01/25)
Revenue Bonds
1.800%, 07/01/26 350,000 349,497
State of Maryland, Series A
5.000%, 03/15/26 305,000 338,832
5.000%, 08/01/30 730,000 863,324
5.000%, 03/15/31 895,000 1,026,991
Total Maryland 5,683,060
Massachusetts 3.3%
Commonwealth of Massachusetts
5.000% 07/01/27, Series A 250,000 285,875
5.000% 07/01/28, Series A 200,000 223,535
5.000% 03/01/29, Series A 150,000 176,308
5.000% 07/01/30, Series A 160,000 174,378
5.000% 11/01/30, Series E 325,000 390,135
5.000% 07/01/31, Series B 335,000 373,461
5.000% 11/01/31, Series E 250,000 286,519
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
435,000 381,614
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 10/01/24 400,000 410,162
5.000% 10/01/25 250,000 258,008
5.000% 07/01/34, Series E 110,000 115,605
5.000% 07/01/36, Series I 150,000 161,197
5.000% 07/01/36, Series K 150,000 165,171
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 07/01/38, Series K 150,000 144,563
5.000% 10/01/38 400,000 406,691
4.000% 07/01/40 200,000 187,154
5.000% 07/01/41, Series I 350,000 369,688
5.000% 07/01/43, Series J2 850,000 904,939
5.000% 07/01/44, Series A 200,000 212,598
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 276,231
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 460,000 528,785
Massachusetts Water Resources Authority
Series C
Revenue Bonds
5.000%, 08/01/31 300,000 343,781
Total Massachusetts 6,776,398
Michigan 2.4%
City of Detroit
5.000%, 04/01/35 400,000 419,369
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 170,268
Great Lakes Water Authority Sewage
Disposal System Revenue
Series B
Revenue Bonds
5.000%, 07/01/29 200,000 232,616
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000% 07/01/28, Series A 200,000 227,899
5.000% 07/01/31, Series C 650,000 717,150
Michigan Finance Authority
Revenue Bonds
5.000% 10/01/29, Series B 275,000 307,699
5.000% 07/01/31, Series C-3 350,000 369,907
3.125% 12/01/35, Series A 100,000 94,518
5.000% 11/15/41 450,000 474,899
3.250% 11/15/42 150,000 124,112
5.000% 12/01/42, Series A-MI 605,000 654,551
4.000% 02/15/44, Series A 155,000 155,389
5.000% 11/01/44, Series A 250,000 262,591
Michigan State Building Authority, Series I
Revenue Bonds
5.000%, 10/15/27 400,000 458,330
5.000%, 04/15/30 145,000 158,875
5.000%, 04/15/32 155,000 169,669
Total Michigan 4,997,842
Minnesota 1.1%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 211,810
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 207,478

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
6 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 100,911
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 320,000 322,101
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 101,943
Housing & Redevelopment Authority of The
City of St Paul Minnesota
Series A
Revenue Bonds
5.000%, 07/01/33 975,000 1,017,660
Minnesota Housing Finance Agency
Series G
Revenue Bonds
1.650%, 01/01/28 305,000 286,194
Total Minnesota 2,248,097
Mississippi 0.1%
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 182,336
State of Mississippi
Series C
5.000%, 10/01/26 100,000 109,990
Total Mississippi 292,326
Missouri 1.4%
Cape Girardeau County Industrial
Development Authority
Revenue Bonds
4.000%, 03/01/41 250,000 231,778
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 11/15/42 150,000 149,379
4.000% 07/01/46, Series A 600,000 599,460
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 152,654
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 1,018,920
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 270,000 290,365
4.000%, 12/01/32 200,000 206,641
4.000%, 12/01/33 120,000 122,924
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 99,485
Total Missouri 2,871,606
Montana 0.2%
Montana Facility Finance Authority
Series A
Revenue Bonds
4.000%, 01/01/37 335,000 343,253
Nebraska 0.3%
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 540,000 578,540
New Jersey 9.2%
New Jersey Economic Development
Authority
Revenue Bonds
4.375% 06/15/27, Series XX 470,000 497,209
5.500% 09/01/27, Series N-1 120,000 137,290
4.000% 11/01/27, Series A 370,000 393,861
5.000% 06/15/30, Series B 210,000 233,840
3.125% 07/01/31, Series A 145,000 145,556
5.000% 06/15/32, Series EEE 175,000 191,943
6.000% 07/01/32, Series A 200,000 200,192
4.000% 06/15/34, Series QQQ 350,000 357,863
5.000% 06/15/34, Series WW 300,000 317,040
4.000% 07/01/34, Series A 315,000 320,098
5.000% 06/15/35, Series WW 270,000 283,411
5.000% 06/15/36, Series AAA 525,000 556,261
New Jersey Educational Facilities Authority
Revenue Bonds
5.000%, 06/15/28 135,000 141,963
New Jersey Health Care Facilities
Financing Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 234,097
New Jersey Housing & Mortgage Finance
Agency, Series D
Revenue Bonds
4.000%, 04/01/24 265,000 273,009
4.000%, 04/01/25 225,000 234,273
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(a)
180,000 165,591
0.000% 12/15/26, Series C
(a)
210,000 187,135
5.000% 06/15/27, Series A-1 385,000 419,787
0.000% 12/15/27, Series A
(a)
300,000 257,655
0.000% 12/15/27, Series C
(a)
350,000 302,234
5.000% 06/15/28, Series A-1 240,000 261,313
0.000% 12/15/28, Series A
(a)
335,000 276,217
5.000% 06/15/29, Series BB-1 245,000 274,228
0.000% 12/15/29, Series A
(a)
850,000 671,221
5.000% 06/15/30, Series A 480,000 519,788
0.000% 12/15/30, Series C
(a)
225,000 172,153
5.000% 06/15/31, Series BB 115,000 127,003
5.000% 06/15/32, Series D 385,000 403,133

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.250% 06/15/32, Series C 445,000 474,631
0.000% 12/15/32, Series A
(a)
595,000 412,621
5.000% 12/15/32, Series A 805,000 879,120
5.000% 06/15/33, Series A 400,000 446,486
5.000% 06/15/33, Series BB-1 1,250,000 1,360,003
0.000% 12/15/33, Series C
(a)
705,000 483,365
5.000% 06/15/34, Series 2014 250,000 277,664
0.000% 12/15/34, Series A
(a)
135,000 84,428
0.000% 12/15/34, Series A
(a)
130,000 81,301
0.000% 12/15/34, Series C
(a)
250,000 163,139
5.000% 12/15/34, Series A 820,000 893,793
4.750% 06/15/35, Series AA 200,000 206,687
0.000% 12/15/35, Series A
(a)
165,000 97,285
4.000% 06/15/36, Series A 550,000 555,049
4.000% 06/15/36, Series AA 120,000 121,339
5.000% 06/15/36, Series AA 120,000 122,844
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 875,000 942,740
5.000% 01/01/32, Series B 255,000 287,484
5.000% 01/01/32, Series E 695,000 742,211
4.000% 01/01/33, Series G 225,000 237,932
5.000% 01/01/33, Series A 270,000 284,234
5.000% 01/01/33, Series B 460,000 517,976
5.000% 01/01/34, Series A 205,000 227,612
5.000% 01/01/34, Series E 395,000 421,490
Total New Jersey 18,876,798
New York 16.8%
Albany Capital Resource Corp.
Revenue Bonds
4.000%, 07/01/41 250,000 201,487
Brooklyn Arena Local Development Corp.
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 135,448
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 156,158
Buffalo & Erie County Industrial Land
Development Corp.
Revenue Bonds
5.000%, 07/01/40 400,000 402,227
4.000%, 07/01/45 225,000 194,216
City of New York
5.000% 08/01/25, Series C 350,000 382,915
5.000% 08/01/25, Series J 115,000 118,969
5.000% 08/01/27, Series A 735,000 803,206
5.000% 08/01/27, Series C-1 175,000 200,349
5.000% 08/01/27, Series E 150,000 171,728
5.000% 08/01/28, Series A 390,000 419,872
5.000% 08/01/28, Series A-1 250,000 290,796
5.000% 08/01/28, Series C 620,000 685,825
5.000% 08/01/29, Series A-1 500,000 588,272
Dutchess County Local Development Corp.
Revenue Bonds
4.000% 07/01/34, Series B 300,000 302,350
3.000% 07/01/36, Series B 320,000 280,371
5.000% 07/01/45, Series A
(b)
500,000 518,710
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Erie County Industrial Development Agency
(The)
Series A
Revenue Bonds
5.000%, 05/01/30 310,000 345,954
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(a)
220,000 188,366
5.250% 09/01/29, Series C 140,000 163,705
5.000% 09/01/34 115,000 132,892
5.000% 09/01/34, Series A 400,000 464,891
5.000% 09/01/37, Series A 250,000 285,615
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 297,904
5.000% 11/15/27, Series C-1 250,000 266,391
5.000% 11/15/28, Series C-1 445,000 488,955
5.000% 11/15/31, Series C-1 560,000 607,126
5.000% 11/15/31, Series D 380,000 407,056
5.000% 11/15/32, Series D 580,000 626,953
5.000% 11/15/33, Series D-1 450,000 486,894
4.000% 11/15/35, Series C-1 215,000 214,263
5.000% 11/15/35, Series B 305,000 322,468
Monroe County Industrial Development
Corp.
Series A
Revenue Bonds
4.000%, 07/01/35 125,000 128,127
New York City Housing Development Corp.
Series A
Revenue Bonds
2.650%, 05/01/27 280,000 282,382
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/27, Series FF 500,000 546,586
5.000% 06/15/27, Series GG 175,000 191,305
5.000% 06/15/28, Series BB-2 530,000 607,750
5.000% 06/15/28, Series CC-2 405,000 459,172
5.000% 06/15/28, Series EE 145,000 153,933
5.000% 06/15/28, Series FF 200,000 218,383
5.000% 06/15/28, Series HH 380,000 414,927
5.000% 06/15/29, Series AA-2 230,000 273,318
5.000% 06/15/29, Series FF 640,000 698,588
5.000% 06/15/29, Series GG 150,000 163,731
5.000% 06/15/29, Series GG-2 500,000 578,987
5.000% 06/15/30, Series AA-2 145,000 174,429
5.000% 06/15/30, Series EE 125,000 150,369
5.000% 06/15/30, Series GG-1 250,000 300,739
New York Liberty Development Corp.
Series A
Revenue Bonds
2.400%, 11/15/35 350,000 295,721
New York State Dormitory Authority, Series
A
Revenue Bonds
5.000%, 07/01/28 365,000 408,628
5.000%, 10/01/29 160,000 180,798
5.000%, 10/01/30 340,000 376,934
5.000%, 08/01/31 200,000 213,746
5.000%, 10/01/31 310,000 343,391

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
8 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 08/01/32 390,000 414,684
5.000%, 05/01/33 400,000 429,512
5.000%, 07/01/33 525,000 589,292
5.000%, 08/01/33 110,000 116,139
5.000%, 07/01/34 450,000 494,709
4.000%, 10/01/34 300,000 317,050
4.000%, 07/01/35 650,000 662,649
5.000%, 07/01/35 450,000 484,749
5.000%, 05/01/38 750,000 836,366
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000% 06/15/27, Series A 500,000 568,125
5.000% 06/15/31 265,000 281,371
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 150,000 144,466
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/29, Series B 200,000 229,564
5.000% 01/01/30, Series K 470,000 504,922
5.000% 01/01/31, Series K 160,000 171,644
4.000% 01/01/36, Series O 250,000 260,471
4.000% 01/01/38, Series B 150,000 152,020
New York Transportation Development
Corp.
Revenue Bonds
5.000% 01/01/31 200,000 207,760
3.000% 08/01/31 250,000 235,793
5.000% 12/01/32, Series A 180,000 195,694
5.000% 12/01/32, Series C 200,000 222,029
5.000% 01/01/34 175,000 180,256
5.000% 07/01/34, Series A-P3 500,000 515,185
5.000% 10/01/35 200,000 210,503
5.000% 01/01/36 150,000 153,974
5.000% 12/01/36, Series A 425,000 454,454
5.000% 10/01/40 500,000 519,969
4.000% 12/01/42, Series C 160,000 149,968
4.375% 10/01/45 500,000 489,629
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 255,000 224,995
Port Authority of New York & New Jersey
Revenue Bonds
5.000% 09/15/25, Series 207 115,000 124,484
5.000% 09/15/27, Series 207 860,000 965,353
5.000% 09/15/29, Series 207 800,000 885,991
5.000% 07/15/31, Series 209 300,000 341,608
3.250% 05/01/33, Series 189 125,000 125,493
5.000% 10/15/33, Series 194 440,000 478,505
5.000% 11/15/33, Series 205 200,000 224,673
5.000% 07/15/35, Series 222 550,000 626,964
5.000% 10/15/35, Series 194 405,000 439,159
State of New York Mortgage Agency
Series 233
Revenue Bonds
1.900%, 10/01/31 250,000 223,432
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Triborough Bridge & Tunnel Authority
Revenue Bonds
0.000% 11/15/29, Series A
(a)
100,000 81,835
5.000% 11/15/31, Series A 485,000 534,472
5.000% 11/15/31, Series B 490,000 550,522
Total New York 34,334,709
North Carolina 0.6%
Charlotte-Mecklenburg Hospital Authority
(The)
Revenue Bonds
5.000% 01/15/34, Series A 215,000 234,427
5.000% 01/15/49, Series D
(Mandatory Put 12/01/31) 205,000 240,464
North Carolina Municipal Power Agency
No 1
Series A
Revenue Bonds
5.000%, 01/01/28 240,000 262,387
North Carolina Turnpike Authority
Revenue Bonds
5.000%, 01/01/35 145,000 162,955
State of North Carolina
Revenue Bonds
5.000%, 03/01/30 300,000 349,084
Total North Carolina 1,249,317
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
2.250% 01/01/25, Series A 175,000 175,865
2.750% 07/01/27, Series A 185,000 186,499
3.550% 07/01/33, Series D 95,000 96,767
Total North Dakota 459,131
Ohio 3.7%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 252,439
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 955,946
5.000% 02/15/35, Series C 250,000 284,607
4.000% 02/15/36, Series A 385,000 401,885
City of Columbus
5.000% 07/01/25, Series 1 205,000 223,927
4.000% 08/15/27, Series A 380,000 404,996
City of Columbus OH Sewerage Revenue
Revenue Bonds
5.000%, 06/01/29 350,000 387,483
County of Allen OH Hospital Facilities
Revenue
Series A
Revenue Bonds
5.000%, 11/01/43 115,000 119,165
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 204,056

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 75,000 71,877
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 500,000 571,320
0.000% 02/15/34, Series A-4
(a)
285,000 330,041
0.000% 02/15/35, Series A-4
(a)
150,000 180,994
Ohio Water Development Authority, Series
A
Revenue Bonds
5.000%, 06/01/25 335,000 365,932
5.000%, 06/01/29 930,000 1,098,786
5.000%, 12/01/30 325,000 362,260
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series A
Revenue Bonds
5.000%, 06/01/28 250,000 286,360
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 136,067
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 128,372
3.250% 01/01/37, Series A 140,000 134,167
4.000% 01/01/46, Series B 575,000 576,821
Total Ohio 7,477,501
Oklahoma 1.0%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/28 185,000 207,523
5.000%, 06/01/30 200,000 224,041
5.000%, 06/01/31 525,000 587,662
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 142,202
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 480,084
Tulsa County Industrial Authority
Revenue Bonds
5.000%, 11/15/32 335,000 345,741
Total Oklahoma 1,987,253
Oregon 1.3%
City of Eugene OR Electric Utility System
Revenue
Series A
Revenue Bonds
4.000%, 08/01/31 410,000 437,828
Medford Hospital Facilities Authority,
Series A
Revenue Bonds
5.000%, 08/15/38 455,000 502,271
5.000%, 08/15/45 270,000 293,775
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 1,021,751
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Salem Hospital Facility Authority, Series A
Revenue Bonds
5.000%, 05/15/34 200,000 223,384
4.000%, 05/15/41 240,000 239,543
Total Oregon 2,718,552
Pennsylvania 6.1%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
5.000%, 04/01/35 150,000 162,085
4.000%, 07/15/39 620,000 621,832
4.000%, 04/01/44 680,000 669,666
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 102,999
Berks County Industrial Development
Authority
Revenue Bonds
3.750%, 11/01/42 120,000 83,224
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 83,373
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 354,039
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 156,570
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 88,336
4.000% 09/01/41, Series A 200,000 202,690
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 278,563
Commonwealth Financing Authority
Series A
Revenue Bonds
5.000%, 06/01/33 255,000 274,942
Commonwealth of Pennsylvania
5.000% 01/01/26, Series 1 260,000 287,858
5.000% 01/01/28, Series 1 600,000 678,659
5.000% 09/15/28, Series 2 200,000 224,843
5.000% 03/15/29, Series 1 200,000 216,610
5.000% 03/15/31, Series 1 340,000 368,003
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 01/01/33 45,000 44,946
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 102,481
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 110,000 127,460
5.500% 08/01/28, Series A 1,230,000 1,429,033
5.750% 07/01/32 100,000 123,973

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
10 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 400,247
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 106,729
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000%, 08/15/44 500,000 503,383
Pennsylvania Housing Finance Agency
Revenue Bonds
3.650% 10/01/32, Series 122 140,000 141,893
3.550% 10/01/33, Series 127B 360,000 364,739
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B 250,000 273,056
5.000% 06/01/28, Series B-2 200,000 222,649
6.000% 12/01/30, Series E 760,000 877,093
6.250% 06/01/33, Series C 190,000 215,746
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 337,952
5.000% 04/01/33, Series 2015 225,000 240,883
5.000% 09/01/42, Series A 200,000 212,238
Pittsburgh Water & Sewer Authority
Revenue Bonds
5.000% 09/01/26, Series A 130,000 144,634
5.000% 09/01/31, Series B 800,000 949,911
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 475,000 509,448
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 280,000 308,903
Total Pennsylvania 12,491,689
Rhode Island 0.4%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 365,000 401,780
Rhode Island Housing and Mortgage
Finance Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 430,098
Total Rhode Island 831,878
South Carolina 1.2%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 97,714
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 05/01/32, Series A 190,000 209,024
5.000% 07/01/32, Series C 300,000 330,590
5.000% 05/01/43, Series A 200,000 212,688
4.000% 12/01/44, Series A 200,000 191,770
South Carolina Public Service Authority,
Series A
Revenue Bonds
5.000%, 12/01/31 950,000 1,030,652
5.000%, 12/01/33 325,000 350,008
Total South Carolina 2,422,446
South Dakota 0.9%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/35 180,000 191,277
4.000% 07/01/37 150,000 148,142
5.000% 11/01/44, Series B 1,000,000 1,031,585
South Dakota Housing Development
Authority
Series F
Revenue Bonds
2.650%, 11/01/27 500,000 500,328
Total South Dakota 1,871,332
Tennessee 0.6%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 105,653
City of Memphis, Series A
5.000%, 04/01/25 250,000 271,441
5.000%, 04/01/26 245,000 265,848
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 165,822
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/35 150,000 162,239
Tennessee Housing Development Agency
Revenue Bonds
2.450%, 01/01/27 250,000 250,331
Total Tennessee 1,221,334
Texas 10.1%
Alamo Community College District
5.000%, 08/15/28 330,000 376,713
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 255,224
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/28, Series A
(a)
150,000 126,944

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
0.000% 08/15/29, Series A
(a)
270,000 219,480
5.000% 08/15/33, Series C 225,000 235,981
5.000% 08/15/34, Series C 1,000,000 1,033,958
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 212,033
City of Dallas
5.000%, 02/15/26 330,000 346,050
City of Dallas TX Waterworks & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 580,000 652,002
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 280,408
City of Houston
Series A
5.000%, 03/01/26 355,000 393,333
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 506,182
4.000% 07/15/41, Series B-1 450,000 408,124
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 782,971
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
5.000%, 02/01/30 205,000 230,656
5.000%, 02/01/36 740,000 832,122
Dallas Fort Worth International Airport
Revenue Bonds
5.250% 11/01/30, Series A 225,000 232,820
4.000% 11/01/34 1,255,000 1,332,991
Fort Bend Independent School District
5.000%, 08/15/29 480,000 550,421
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 07/01/45 240,000 249,663
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 115,645
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 415,475
5.000%, 05/15/35 350,000 395,465
Matagorda County Navigation District No 1
Revenue Bonds
5.125%, 11/01/28 315,000 359,262
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 113,900
4.000% 08/15/40, Series A 225,000 227,750
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North East Independent School District
5.250%, 02/01/29 150,000 178,287
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 274,104
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/28, Series D
(a)
230,000 200,667
5.000% 01/01/28, Series A 415,000 455,714
5.000% 01/01/29, Series A 250,000 274,041
5.000% 01/01/29, Series B 325,000 348,315
0.000% 01/01/30, Series D
(a)
500,000 407,471
5.000% 01/01/30, Series A 545,000 592,148
5.000% 01/01/31, Series A 850,000 931,838
0.000% 01/01/34, Series D
(a)
410,000 281,394
5.000% 01/01/36, Series A 370,000 407,766
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 110,351
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 1,004,898
Round Rock Independent School District
Series A
5.000%, 08/01/30 100,000 117,895
San Antonio Water System, Series A
Revenue Bonds
5.000%, 05/15/30 400,000 444,655
5.000%, 05/15/31 155,000 172,212
2.625%, 05/01/49 (Mandatory Put
05/01/24) 300,000 304,815
State of Texas, Series A
5.000%, 10/01/27 165,000 176,535
5.000%, 10/01/29 270,000 295,549
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 07/01/32, Series B 120,000 135,203
5.000% 05/15/37 100,000 100,900
Tarrant Regional Water District Water
Supply System Revenue
Revenue Bonds
5.000%, 03/01/29 225,000 242,989
Texas Water Development Board, Series A
Revenue Bonds
5.000%, 04/15/28 315,000 361,595
5.000%, 10/15/28 200,000 231,630
5.000%, 10/15/30 150,000 164,512
5.000%, 10/15/31 605,000 663,248
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 859,410
Total Texas 20,623,715
Utah 0.1%
City of Salt Lake City UT Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 111,835

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2022 (Unaudited)
12 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2022
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Virginia 0.3%
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 05/15/44 225,000 234,439
Virginia Resources Authority Clean Water
Revolving Fund
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 194,040
Virginia Small Business Financing
Authority
Revenue Bonds
5.250%, 10/01/29 165,000 175,435
Total Virginia 603,914
Washington 1.8%
City of Seattle WA Water System Revenue
Revenue Bonds
5.000%, 05/01/27 1,000,000 1,088,088
County of King WA Sewer Revenue
Series B
Revenue Bonds
5.000%, 07/01/27 235,000 262,826
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 217,705
State of Washington
5.000% 07/01/28, Series
R-2015-C 150,000 160,876
5.000% 07/01/29, Series B 210,000 230,887
5.000% 07/01/30, Series
R-2015E 200,000 214,401
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/15/31 170,000 183,098
5.000% 08/01/38, Series A-2 150,000 161,161
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 10/01/38, Series D 350,000 367,003
5.000% 08/15/45, Series A 200,000 206,180
5.000% 09/01/45 300,000 319,034
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 213,306
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 100,079
Total Washington 3,724,644
Wisconsin 0.9%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 210,607
4.000%, 01/01/45 200,000 196,453
State of Wisconsin
5.000% 05/01/27 240,000 260,643
5.000% 11/01/28, Series 2 500,000 556,916
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 163,427
3.500% 02/15/46, Series A 405,000 357,708
Total Wisconsin 1,745,754
Total Municipal Bonds
(Cost $211,927,060) 201,308,549
Money Market Funds 1 .1%
Shares Value ($)
Dreyfus Tax Exempt Cash
Management Fund, Institutional
Shares 0.986%
(c)
2,301,816 2,301,586
Total Money Market Funds
(Cost $2,301,586) 2,301,586
Total Investments in Securities
(Cost $214,228,646) 203,610,135
Other Assets & Liabilities, Net 841,759
Net Assets 204,451,894
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to
$1,574,899, which represents 0.77% of total net assets.
(c) The rate shown is the seven-day current annualized yield at July 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT303_10_M01_(09/22)
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